Loan payable (Details) - Precious Metals Delivery and Purchase Agreement with Macquarie Bank Ltd. [Member] - Relief Canyon [Member] - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 16, 2020
Disclosure of detailed information about borrowings [line items]
Working capital loan				$ 0.5
Monthly fixed cash payments	$ 7.2
Financing expense			$ 1.7
Loss on derivative option		$ 0.1